Expense Example - Class IS and R6 shares - Federated Hermes SDG Engagement High Yield Credit Fund	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	160	496	855	1,867	137	428	739	1,624